UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22777

Investment Company Act File Number

Eaton Vance Municipal Income 2028 Term Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

January 31

Date of Fiscal Year End

October 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Income 2028 Term Trust

October 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 156.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.5%
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	$3,020	$3,206,545

		$3,206,545

Education — 9.0%
Portland Community College District, OR, 3.25%, 6/15/32(1)(2)	$10,250	$10,287,087
Rutgers State University, NJ, 4.00%, 5/1/30(1)	8,425	9,004,808

		$19,291,895

Electric Utilities — 6.2%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,480	$1,578,553
Salt River Agricultural Improvement and Power District, AZ, 5.00%, 12/1/30(1)	10,000	11,759,700

		$13,338,253

General Obligations — 38.3%
Centennial Independent School District No. 12, Circle Pines, MN, 0.00%, 2/1/29	$975	$631,722
Clackamas Community College District, OR, 0.00%, 6/15/28	1,830	1,169,699
Clackamas Community College District, OR, 0.00%, 6/15/29	1,000	599,970
Clovis Unified School District, CA, (Election of 2012), 0.00%, 8/1/28	1,000	633,860
Clovis Unified School District, CA, (Election of 2012), 0.00%, 8/1/29	2,395	1,429,576
Clovis Unified School District, CA, (Election of 2012), 0.00%, 8/1/30	2,575	1,453,613
Fresno Unified School District, CA, (Election of 2010), 0.00%, 8/1/30	800	426,176
Fresno Unified School District, CA, (Election of 2010), 0.00%, 8/1/31	955	483,488
Hawaii, 5.00%, 11/1/28(1)(2)	8,000	9,361,440
Illinois, 5.00%, 5/1/33	3,200	3,330,368
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	5,000	2,745,750
Pennsylvania, 4.00%, 4/1/29(1)(2)	10,000	10,646,900
Riverside County Community College District, CA, (Election of 2004), 0.00%, 8/1/29	1,500	869,355
Riverside County Community College District, CA, (Election of 2004), 0.00%, 8/1/30	1,250	681,663
San Bernardino Community College District, CA, 4.00%, 8/1/30(1)(2)	10,000	10,636,900
Springfield School District No. 19, Lane County, OR, 0.00%, 6/15/32	4,395	2,363,543
Tempe Union High School District No. 213, AZ, 4.00%, 7/1/29(1)(2)	4,200	4,467,918
Tempe Union High School District No. 213, AZ, 4.00%, 7/1/30(1)(2)	4,350	4,593,948
Texas, (Texas Transportation Commission), 4.00%, 10/1/31(1)(2)	10,000	10,777,600
University City School District, MO, 0.00%, 2/15/32	1,500	868,155
University City School District, MO, 0.00%, 2/15/33	3,000	1,660,800
Washington, 4.00%, 7/1/29(1)	10,000	10,801,200
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/32	2,500	1,375,300

		$82,008,944

Hospital — 13.3%
California Health Facilities Financing Authority, (Providence Health & Services), 4.00%, 10/1/28(1)(2)	$10,000	$10,728,700
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital), 5.00%, 7/1/28	2,500	2,660,175
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/29(3)	450	482,557
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(3)	1,000	1,064,190

Security	Principal Amount (000’s omitted)	Value
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 4.50%, 7/1/32	$715	$723,180
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/29	985	1,063,091
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Health Care System), 4.00%, 11/15/32(1)	10,000	10,208,900
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.00%, 8/1/28	1,500	1,651,455

		$28,582,248

Housing — 8.1%
Pennsylvania Housing Finance Agency, SFMR, (AMT), 3.90%, 10/1/28(1)	$5,500	$5,663,900
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.20%, 10/1/33(1)	1,500	1,574,535
Virginia Housing Development Authority, 3.625%, 1/1/31(1)(2)	10,000	10,076,000

		$17,314,435

Industrial Development Revenue — 7.3%
Illinois Finance Authority, (Peoples Gas Light and Coke Co.), 4.00%, 2/1/33	$1,500	$1,522,110
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	4,500	4,604,850
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(3)	2,500	2,518,475
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	955	975,055
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-2, 4.00%, 6/1/30	4,410	4,502,610
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	500	556,975
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	855	952,427

		$15,632,502

Insured-Electric Utilities — 3.1%
Puerto Rico Electric Power Authority, (AGM), 0.738%, 7/1/29(4)	$2,000	$1,459,200
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	500	479,020
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	5,000	4,756,450

		$6,694,670

Insured-General Obligations — 2.9%
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/29	$4,000	$2,303,640
Luzerne County, PA, (AGM), 5.00%, 11/15/29	2,000	2,234,180
McHenry County Community Unit School District No. 12, IL, (AGM), 4.25%, 1/1/29	1,230	1,252,460
Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/28	500	503,030

		$6,293,310

Insured-Industrial Development Revenue — 2.0%
Massachusetts Port Authority, (Delta Airlines, Inc.), (AMBAC), (AMT), 5.00%, 1/1/27	$4,200	$4,208,526

		$4,208,526

Insured-Special Tax Revenue — 1.3%
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	$1,475	$1,249,753
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	1,115	230,805
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	1,480	1,362,399

		$2,842,957

Insured-Transportation — 5.5%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/31	$5,805	$2,222,096
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	795	638,202

Security	Principal Amount (000’s omitted)	Value
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$1,340	$1,480,687
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	9,800	5,123,244
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	1,000	1,011,990
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/20	1,625	1,207,261

		$11,683,480

Insured-Water and Sewer — 2.3%
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/27	$875	$515,602
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/29	1,225	624,297
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/30	1,045	494,254
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/33	5,870	2,238,994
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	1,000	983,810

		$4,856,957

Lease Revenue/Certificates of Participation — 0.5%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/31	$1,000	$1,035,110

		$1,035,110

Other Revenue — 6.3%
Oregon Department of Administrative Services, Lottery Revenue, 4.00%, 4/1/29(1)	$10,000	$10,777,900
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/32	2,460	2,801,743

		$13,579,643

Senior Living/Life Care — 6.9%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	$1,360	$1,488,765
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	140	157,732
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/30	2,000	2,044,120
Lancaster Industrial Development Authority, PA, (Garden Spot Village), 5.375%, 5/1/28	600	653,496
Lorain County Port Authority, OH, (Kendal at Oberlin), 5.00%, 11/15/30	1,250	1,359,850
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18(3)	325	325,266
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.125%, 10/1/34	1,500	1,624,920
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.00%, 7/1/27	765	773,293
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.00%, 7/1/28	910	912,348
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/34	1,060	1,262,439
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/25(3)	1,200	1,278,624
Savannah Economic Development Authority, GA, (Marshes of Skidaway Island), 6.00%, 1/1/24	500	557,635
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/29	1,000	1,090,430
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/28	1,200	1,337,184

		$14,866,102

Special Tax Revenue — 16.9%
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	$895	$926,907
New York Dormitory Authority, Sales Tax Revenue, 4.00%, 3/15/30(1)	10,000	10,860,300
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/30(1)	12,000	13,982,760
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/30(1)	2,000	2,173,720
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/31(1)	5,680	6,113,952
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/32(1)	2,120	2,265,474

		$36,323,113

Security	Principal Amount (000’s omitted)	Value
Student Loan — 4.1%
Massachusetts Educational Financing Authority, (AMT), 4.125%, 1/1/29	$2,000	$2,023,060
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/27	3,000	3,340,260
New Jersey Higher Education Student Assistance Authority, Series 2013-1A, (AMT), 4.00%, 12/1/28	2,000	2,036,980
New Jersey Higher Education Student Assistance Authority, Series 2015-1A, (AMT), 4.00%, 12/1/28	1,310	1,322,118

		$8,722,418

Transportation — 14.0%
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/28	$3,500	$3,914,435
Foothill/Eastern Transportation Corridor Agency, CA, 5.90%, (0.00% until 1/15/24), 1/15/27	2,000	1,532,660
Grand Parkway Transportation Corp., TX, 4.95%, (0.00% until 10/1/23), 10/1/29	800	652,264
Grand Parkway Transportation Corp., TX, 5.05%, (0.00% until 10/1/23), 10/1/30	1,500	1,214,820
Grand Parkway Transportation Corp., TX, 5.20%, (0.00% until 10/1/23), 10/1/31	2,000	1,616,240
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	1,470	1,573,385
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/28	1,240	626,262
Mid-Bay Bridge Authority, FL, 5.00%, 10/1/29	2,725	3,060,148
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/36(1)(2)	10,000	10,130,869
South Jersey Transportation Authority, NJ, 5.00%, 11/1/30	1,000	1,075,760
Triborough Bridge and Tunnel Authority, NY, 0.00%, 11/15/29	2,865	1,783,806
Triborough Bridge and Tunnel Authority, NY, 0.00%, 11/15/31	5,000	2,849,450

		$30,030,099

Water and Sewer — 6.7%
Detroit, MI, Water Supply System, 5.25%, 7/1/27	$1,000	$1,093,010
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/30	5,000	5,474,200
Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(1)(2)	7,500	7,853,025

		$14,420,235

Total Tax-Exempt Municipal Securities — 156.2% (identified cost $322,986,574)		$334,931,442

Taxable Municipal Securities — 2.8%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 2.8%
Atlantic City, NJ, 7.00%, 3/1/28	$3,115	$3,177,362
Chicago, IL, 7.375%, 1/1/33	1,000	1,042,800
Chicago, IL, 7.781%, 1/1/35	1,675	1,791,413

Total Taxable Municipal Securities — 2.8% (identified cost $5,756,895)		$6,011,575

Institutional MuniFund Term Preferred Shares — 0.9%

Security	Shares	Value
Nuveen Texas Quality Income Municipal Fund, (AMT), 0.91%, 11/1/18(3)(5)	400	$2,010,080

Total Institutional MuniFund Term Preferred Shares — 0.9% (identified cost $2,000,000)		$2,010,080

Value
Total Investments — 159.9% (identified cost $330,743,469)	$342,953,097

Other Assets, Less Liabilities — (59.9)%	$(128,504,856)

Net Assets — 100.0%	$214,448,241

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SFMR	-	Single Family Mortgage Revenue

At October 31, 2015, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	12.7%
Texas	11.3%
Arizona	10.9%
Others, representing less than 10% individually	65.1%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2015, 10.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 4.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $30,215,387.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2015, the aggregate value of these securities is $7,679,192 or 3.6% of the Trust’s net assets.

(4)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2015.

(5)	Variable rate security. The stated dividend rate represents the rate in effect at October 31, 2015. Maturity date represents the mandatory redemption date. Each share represents $5,000 par value.

The Trust did not have any open financial instruments at October 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Trust at October 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$198,719,237

Gross unrealized appreciation	$12,545,825
Gross unrealized depreciation	(246,965)

Net unrealized appreciation	$12,298,860

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2015, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$334,931,442	$—	$334,931,442
Taxable Municipal Securities	—	6,011,575	—	6,011,575
Institutional MuniFund Term Preferred Shares	—	2,010,080	—	2,010,080
Total Investments	$—	$342,953,097	$—	$342,953,097

The Trust held no investments or other financial instruments as of January 31, 2015 whose fair value was determined using Level 3 inputs. At October 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income 2028 Term Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 21, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 21, 2015